Fair Value Measurements, Fair Value Option (Details) - Fair value option election [Member] - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Option, Quantitative Disclosures [Line Items]
Loans held for sale, aggregate unpaid principal	$ 4,864	$ 3,119
Loans held for sale, fair value carrying amount less aggregate unpaid principal	(151)	(227)
Interest-bearing deposits fair value disclosure	(318)	(1,297)
Interest-bearing deposits, aggregate unpaid principal	(317)	(1,298)
Interest-bearing deposits, fair value carrying amount less aggregate unpaid principal	(1)	1
Long-term debt, carried at fair value	(3,495)	(2,308)
Long-term debt, aggregate unpaid principal	(4,118)	(2,864)
Long-term debt, fair value carrying amount less aggregate unpaid principal	$ 623	$ 556